SHARE-BASED COMPENSATION - Summary of the Share Options Activities (Details) - $ / shares	1 Months Ended			12 Months Ended
	Apr. 30, 2024	Nov. 30, 2023	Nov. 30, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of shares
Outstanding at the beginning of the period (in shares)				1,832,918	1,688,593	1,376,742
Granted (in shares)				147,500	725,197	587,697
Exercised (in shares)				(97,120)		(113,328)
Forfeited (in shares)				(73,000)	(580,872)	(162,518)
Outstanding at the end of the period (in shares)				1,810,298	1,832,918	1,688,593
Vested and expected to vest at the end of the period (in shares)				1,810,298
Exercisable at the end of the period (in shares)				1,685,173
Outstanding at the beginning of the period (in dollars per share)				$ 1.07	$ 1.12	$ 1.03
Granted (in dollars per share)				0.43	0.95	1.07
Exercised (in dollars per share)				0.11		0.58
Forfeited (in dollars per share)				0.4	1.06	0.57
Outstanding at the end of the period (in dollars per share)				1.07	$ 1.07	$ 1.12
Vested and expected to vest at the end of the period (in dollars per share)				1.07
Exercisable at the end of the period (in dollars per share)				$ 1.11
Weighted remaining contractual years
Vested and expected to vest at the end of the period				4 years 5 months 23 days
Exercisable at the end of the period				4 years 2 months 23 days
Options
Number of shares
Cancelled (in shares)			1,772,584
Granted (in dollars per share)	$ 0.43	$ 0.48